Share-based compensation - Assumptions used in Black-Scholes-Merton option-pricing model (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		65.00%
Expected dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.66%	0.11%
Expected term (in years)	4 years 3 months	4 months 6 days
Expected volatility	65.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.16%	0.50%
Expected term (in years)	5 years 4 months 17 days	4 years 3 months
Expected volatility	73.00%